Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 4,689,007	$ 1,178,847
Receivables, net of allowance for credit losses (Note 5)	18,222	60,749
Prepaid expenses and other current assets	160,474	223,226
Total current assets	4,867,703	1,462,822
Restricted deposit (Note 6)	8,679	8,489
Deposits		100,000
Property and equipment, net (Note 7)	1,935	93,973
Intangible assets (Note 10)		6,393,364
Total Assets	4,878,317	8,058,648
Current liabilities
Accounts payable and accrued liabilities (Note 11, Note 12 and Note 14)	286,427	522,012
Deferred revenue	35,049	69,275
Lease liability (Note 19)		128,560
Total current liabilities	321,476	3,324,560
Non-current liabilities
Total liabilities	321,476	3,324,560
Equity (Deficit)
Common stock and additional paid in capital, no par value. Unlimited authorized shares; 2,506,015 and 260,761 shares issued and outstanding, respectively	147,130,123	136,860,283
Accumulated other comprehensive income	248,287	154,970
Deficit	(135,434,022)	(125,907,025)
Equity (Deficit) total	11,944,388	11,136,475
Non-controlling interest (Note 8)	(7,387,547)	(6,402,387)
Total Equity	4,556,841	4,734,088
Total Liabilities and Equity	4,878,317	8,058,648
Class A Shares
Equity (Deficit)
Class A shares, no par value. Unlimited authorized shares; 0 and 21 issued or outstanding, respectively		28,247
Related Party
Current liabilities
Notes payable – Related Party (Note 12)		$ 2,604,713